Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2020

VIPEM-QTLY-0520
1.864819.112

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Bermuda - 0.6%
Shangri-La Asia Ltd.	4,120,000	$2,769,479
Brazil - 2.0%
Suzano Papel e Celulose SA	1,384,481	9,536,109
Cayman Islands - 18.6%
Airtac International Group	346,548	5,162,108
Alibaba Group Holding Ltd. sponsored ADR (a)	71,700	13,944,216
Baidu.com, Inc. sponsored ADR (a)	51,200	5,160,448
JD.com, Inc. sponsored ADR (a)	190,696	7,723,188
Li Ning Co. Ltd.	3,964,237	11,404,648
Tencent Holdings Ltd.	902,005	44,583,954

TOTAL CAYMAN ISLANDS		87,978,562

China - 18.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,252,015	6,045,734
C&S Paper Co. Ltd. (A Shares)	2,490,384	5,960,044
China Life Insurance Co. Ltd. (H Shares)	4,536,863	8,760,905
China Merchants Bank Co. Ltd. (H Shares)	3,844,019	17,197,264
Haier Smart Home Co. Ltd. (A Shares)	8,648,078	17,583,102
Hualan Biological Engineer, Inc. (A Shares)	1,094,100	7,402,650
Industrial & Commercial Bank of China Ltd. (H Shares)	27,487,635	18,751,487
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,903,331	6,946,856

TOTAL CHINA		88,648,042

Hong Kong - 6.3%
China Resources Beer Holdings Co. Ltd.	3,312,505	15,015,721
CNOOC Ltd. sponsored ADR	61,686	6,382,650
Sun Art Retail Group Ltd.	5,692,000	8,373,690

TOTAL HONG KONG		29,772,061

Hungary - 2.9%
Richter Gedeon PLC	722,100	13,632,132
India - 3.9%
Housing Development Finance Corp. Ltd.	277,059	6,005,403
Larsen & Toubro Ltd.	370,893	3,980,025
Shree Cement Ltd.	17,701	4,122,320
Solar Industries India Ltd. (a)	338,739	4,110,205

TOTAL INDIA		18,217,953

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk	12,123,438	3,446,838
Israel - 2.2%
Elbit Systems Ltd. (Israel)	81,294	10,614,244
Korea (South) - 10.8%
Samsung Electronics Co. Ltd.	1,022,980	40,066,682
Shinhan Financial Group Co. Ltd.	464,122	10,841,741

TOTAL KOREA (SOUTH)		50,908,423

Luxembourg - 0.9%
Globant SA (a)	50,200	4,411,576
Mexico - 3.5%
CEMEX S.A.B. de CV sponsored ADR	2,392,700	5,072,524
Grupo Financiero Banorte S.A.B. de CV Series O	2,346,068	6,428,261
Wal-Mart de Mexico SA de CV Series V	2,152,800	5,059,273

TOTAL MEXICO		16,560,058

Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	369,168	2,691,235
Russia - 5.3%
Lukoil PJSC sponsored ADR	102,463	6,038,319
MMC Norilsk Nickel PJSC sponsored ADR	521,300	12,912,782
Sberbank of Russia sponsored ADR	652,510	6,146,534

TOTAL RUSSIA		25,097,635

Singapore - 1.4%
CapitaLand Ltd.	3,390,000	6,797,411
South Africa - 3.1%
AngloGold Ashanti Ltd.	536,600	9,091,069
Impala Platinum Holdings Ltd.	1,337,916	5,574,584

TOTAL SOUTH AFRICA		14,665,653

Taiwan - 11.7%
MediaTek, Inc.	1,112,000	12,028,272
Sporton International, Inc.	869,504	4,566,210
Taiwan Semiconductor Manufacturing Co. Ltd.	3,216,338	28,920,543
Unified-President Enterprises Corp.	2,400,925	5,201,991
Yageo Corp.	500,000	4,533,144

TOTAL TAIWAN		55,250,160

TOTAL COMMON STOCKS
(Cost $462,047,342)		440,997,571

Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.4%
Itau Unibanco Holding SA	1,473,050	6,545,818
Petroleo Brasileiro SA - Petrobras sponsored ADR	876,247	4,819,359
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,640,230)		11,365,177

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.29% (b)
(Cost $13,454,530)	13,450,814	13,454,849
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $494,142,102)		465,817,597
NET OTHER ASSETS (LIABILITIES) - 1.6%		7,595,534
NET ASSETS - 100%		$473,413,131

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,956
Total	$33,956

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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